Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 20, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 28, 2023	Mar. 31, 2023	Jan. 08, 2022
Restructuring Cost and Reserve [Line Items]
Common stock, par value				$ 1	$ 1
Common stock, shares authorized				50,000	50,000
Common stock, shares issued				1	1
Common stock, shares outstanding				1	1
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Temporary equity, shares issued	1,335,250	1,335,250				6,900,000
Temporary equity, redemption price per share	$ 11.68	$ 11.41	$ 11.41			$ 10.73	$ 10.78
Preferred stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000				1,000,000
Preferred stock, shares issued	0	0				0
Preferred stock, shares outstanding	0	0				0
Common stock, par value		$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized		200,000,000			200,000,000	200,000,000			200,000,000
Common stock, shares issued		2,134,200			2,134,200	2,134,200
Common stock, shares outstanding	2,134,200	2,134,200	3,469,450		2,134,200	2,134,200	6,873,426
HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, par value				$ 1	$ 1			$ 1
Common stock, shares authorized				50,000	50,000			50,000
Common stock, shares issued				10,000	10,000			10,000
Common stock, shares outstanding				10,000	10,000			10,000